Distribution Date:	01/18/24	UBS Commercial Mortgage Trust 2018-C14
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278KAW1	3.378800%	22,465,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278KAX9	4.256900%	30,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278KAY7	4.391000%	41,722,000.00	40,145,607.35	868,388.46	146,899.47	7,041.60	0.00	1,022,329.53	39,277,218.89	34.97%	30.00%
A-3	90278KAZ4	4.180300%	194,737,000.00	159,144,800.69	10,412,515.94	554,394.18	0.00	0.00	10,966,910.12	148,732,284.75	34.97%	30.00%
A-4	90278KBA8	4.448000%	166,162,000.00	166,162,000.00	0.00	615,907.15	0.00	0.00	615,907.15	166,162,000.00	34.97%	30.00%
A-S	90278KBD2	4.749400%	59,393,000.00	59,393,000.00	0.00	235,067.60	0.00	0.00	235,067.60	59,393,000.00	24.06%	20.88%
B	90278KBE0	5.100900%	32,544,000.00	32,544,000.00	0.00	138,336.41	0.00	0.00	138,336.41	32,544,000.00	18.09%	15.88%
C	90278KBF7	5.379856%	28,477,000.00	28,477,000.00	0.00	127,668.48	0.00	0.00	127,668.48	28,477,000.00	12.86%	11.50%
D	90278KAJ0	3.000000%	17,899,000.00	17,899,000.00	0.00	44,747.50	0.00	0.00	44,747.50	17,899,000.00	9.57%	8.75%
E	90278KAL5	3.000000%	13,018,000.00	13,018,000.00	0.00	32,545.00	0.00	0.00	32,545.00	13,018,000.00	7.18%	6.75%
F	90278KAN1	4.049800%	16,272,000.00	16,272,000.00	0.00	54,915.29	0.00	0.00	54,915.29	16,272,000.00	4.20%	4.25%
G	90278KAQ4	4.049800%	6,509,000.00	6,509,000.00	0.00	21,966.79	0.00	0.00	21,966.79	6,509,000.00	3.00%	3.25%
NR*	90278KAS0	4.049800%	21,153,976.00	16,344,663.31	0.00	292,178.43	0.00	0.00	292,178.43	16,344,663.31	0.00%	0.00%
R	90278KAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			650,884,976.00	555,909,071.35	11,280,904.40	2,264,626.30	7,041.60	0.00	13,552,572.30	544,628,166.95

X-A	90278KBB6	1.054694%	455,619,000.00	365,452,408.04	0.00	321,200.46	852,328.19	0.00	1,173,528.65	354,171,503.64
X-B	90278KBC4	0.386359%	120,414,000.00	120,414,000.00	0.00	38,769.22	0.00	0.00	38,769.22	120,414,000.00
X-D	90278KAA9	2.379856%	30,917,000.00	30,917,000.00	0.00	61,315.02	0.00	0.00	61,315.02	30,917,000.00
X-F	90278KAC5	1.330056%	16,272,000.00	16,272,000.00	0.00	18,035.57	0.00	0.00	18,035.57	16,272,000.00
X-G	90278KAE1	1.330056%	6,509,000.00	6,509,000.00	0.00	7,214.45	0.00	0.00	7,214.45	6,509,000.00
X-NR	90278KAG6	1.330056%	21,153,976.00	16,344,663.31	0.00	18,116.10	0.00	0.00	18,116.10	16,344,663.31
Notional SubTotal			650,884,976.00	555,909,071.35	0.00	464,650.82	852,328.19	0.00	1,316,979.01	544,628,166.95

Deal Distribution Total					11,280,904.40	2,729,277.12	859,369.79	0.00	14,869,551.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278KAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278KAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278KAY7	962.21675255	20.81368247	3.52091151	0.00000000	0.00000000	0.16877427	0.00000000	24.50336825	941.40307008
A-3	90278KAZ4	817.22939498	53.46963309	2.84688672	0.00000000	0.00000000	0.00000000	0.00000000	56.31651982	763.75976188
A-4	90278KBA8	1,000.00000000	0.00000000	3.70666669	0.00000000	0.00000000	0.00000000	0.00000000	3.70666669	1,000.00000000
A-S	90278KBD2	1,000.00000000	0.00000000	3.95783341	0.00000000	0.00000000	0.00000000	0.00000000	3.95783341	1,000.00000000
B	90278KBE0	1,000.00000000	0.00000000	4.25075006	0.00000000	0.00000000	0.00000000	0.00000000	4.25075006	1,000.00000000
C	90278KBF7	1,000.00000000	0.00000000	4.48321382	0.00000000	0.00000000	0.00000000	0.00000000	4.48321382	1,000.00000000
D	90278KAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	90278KAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	90278KAN1	1,000.00000000	0.00000000	3.37483346	0.00000000	0.00000000	0.00000000	0.00000000	3.37483346	1,000.00000000
G	90278KAQ4	1,000.00000000	0.00000000	3.37483331	0.00000000	0.00000000	0.00000000	0.00000000	3.37483331	1,000.00000000
NR	90278KAS0	772.65206834	0.00000000	13.81198646	(11.20441472)	24.76803841	0.00000000	0.00000000	13.81198646	772.65206834
R	90278KAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278KBB6	802.10089579	0.00000000	0.70497600	0.00000000	0.00000000	1.87070379	0.00000000	2.57567979	777.34138313
X-B	90278KBC4	1,000.00000000	0.00000000	0.32196605	0.00000000	0.00000000	0.00000000	0.00000000	0.32196605	1,000.00000000
X-D	90278KAA9	1,000.00000000	0.00000000	1.98321377	0.00000000	0.00000000	0.00000000	0.00000000	1.98321377	1,000.00000000
X-F	90278KAC5	1,000.00000000	0.00000000	1.10838065	0.00000000	0.00000000	0.00000000	0.00000000	1.10838065	1,000.00000000
X-G	90278KAE1	1,000.00000000	0.00000000	1.10838070	0.00000000	0.00000000	0.00000000	0.00000000	1.10838070	1,000.00000000
X-NR	90278KAG6	772.65206834	0.00000000	0.85639220	0.00000000	0.00000000	0.00000000	0.00000000	0.85639220	772.65206834

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	146,899.47	0.00	146,899.47	0.00	0.00	0.00	146,899.47	0.00
A-3	12/01/23 - 12/30/23	30	0.00	554,394.18	0.00	554,394.18	0.00	0.00	0.00	554,394.18	0.00
A-4	12/01/23 - 12/30/23	30	0.00	615,907.15	0.00	615,907.15	0.00	0.00	0.00	615,907.15	0.00
X-A	12/01/23 - 12/30/23	30	0.00	321,200.46	0.00	321,200.46	0.00	0.00	0.00	321,200.46	0.00
X-B	12/01/23 - 12/30/23	30	0.00	38,769.22	0.00	38,769.22	0.00	0.00	0.00	38,769.22	0.00
A-S	12/01/23 - 12/30/23	30	0.00	235,067.60	0.00	235,067.60	0.00	0.00	0.00	235,067.60	0.00
B	12/01/23 - 12/30/23	30	0.00	138,336.41	0.00	138,336.41	0.00	0.00	0.00	138,336.41	0.00
C	12/01/23 - 12/30/23	30	0.00	127,668.48	0.00	127,668.48	0.00	0.00	0.00	127,668.48	0.00
X-D	12/01/23 - 12/30/23	30	0.00	61,315.02	0.00	61,315.02	0.00	0.00	0.00	61,315.02	0.00
X-F	12/01/23 - 12/30/23	30	0.00	18,035.57	0.00	18,035.57	0.00	0.00	0.00	18,035.57	0.00
X-G	12/01/23 - 12/30/23	30	0.00	7,214.45	0.00	7,214.45	0.00	0.00	0.00	7,214.45	0.00
X-NR	12/01/23 - 12/30/23	30	0.00	18,116.10	0.00	18,116.10	0.00	0.00	0.00	18,116.10	0.00
D	12/01/23 - 12/30/23	30	0.00	44,747.50	0.00	44,747.50	0.00	0.00	0.00	44,747.50	0.00
E	12/01/23 - 12/30/23	30	0.00	32,545.00	0.00	32,545.00	0.00	0.00	0.00	32,545.00	0.00
F	12/01/23 - 12/30/23	30	0.00	54,915.29	0.00	54,915.29	0.00	0.00	0.00	54,915.29	0.00
G	12/01/23 - 12/30/23	30	0.00	21,966.79	0.00	21,966.79	0.00	0.00	0.00	21,966.79	0.00
NR	12/01/23 - 12/30/23	30	758,400.93	55,160.51	0.00	55,160.51	(237,017.92)	0.00	0.00	292,178.43	523,942.49
Totals			758,400.93	2,492,259.20	0.00	2,492,259.20	(237,017.92)	0.00	0.00	2,729,277.12	523,942.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	14,869,551.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,500,880.48	Master Servicing Fee	2,000.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,169.95
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	239.35
ARD Interest	0.00	Operating Advisor Fee	1,029.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	181.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,500,880.48	Total Fees	8,621.25

Principal		Expenses/Reimbursements
Scheduled Principal	521,428.17	Reimbursement for Interest on Advances	(85.21)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,759,476.23	Special Servicing Fees (Monthly)	(238,874.99)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,942.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,280,904.40	Total Expenses/Reimbursements	(237,017.92)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	859,369.79	Interest Distribution	2,729,277.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,280,904.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	859,369.79
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	859,369.79	Total Payments to Certificateholders and Others	14,869,551.31
Total Funds Collected	14,641,154.67	Total Funds Distributed	14,641,154.64

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	555,909,071.35	555,909,071.35	Beginning Certificate Balance	555,909,071.35
(-) Scheduled Principal Collections	521,428.17	521,428.17	(-) Principal Distributions	11,280,904.40
(-) Unscheduled Principal Collections	10,759,476.23	10,759,476.23	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	544,628,166.95	544,628,166.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	557,038,542.59	557,038,542.59	Ending Certificate Balance	544,628,166.95
Ending Actual Collateral Balance	545,628,877.01	545,628,877.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP	Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP
5,000,000 or less	7	28,394,809.27	5.21%	36	5.0302	2.686602	1.30 or less	6	47,458,468.55	8.71%	57	5.4933	0.748406
5,000,001 to 10,000,000	17	126,955,766.45	23.31%	57	5.3669	1.646672	1.31 to 1.40	3	21,257,668.53	3.90%	58	5.6250	1.357728
10,000,001 to 15,000,000	11	140,831,725.64	25.86%	58	5.4821	1.704326	1.41 to 1.50	3	28,964,914.51	5.32%	58	5.7719	1.454586
15,000,001 to 20,000,000	3	53,330,707.04	9.79%	34	4.9003	2.528887	1.51 to 1.60	3	31,621,736.95	5.81%	57	5.2843	1.562897
20,000,001 to 25,000,000	1	24,932,858.84	4.58%	57	5.9700	2.120000	1.61 to 1.70	2	15,413,005.68	2.83%	58	5.9231	1.672423
25,000,001 to 30,000,000	1	30,000,000.00	5.51%	55	4.2775	1.790000	1.71 to 1.80	8	128,445,711.30	23.58%	57	5.0913	1.770448
30,000,001 to 35,000,000	2	69,213,295.82	12.71%	58	5.0330	1.859023	1.81 to 1.90	2	23,710,199.21	4.35%	55	4.9749	1.866629
35,000,001 to 40,000,000	1	37,250,000.00	6.84%	57	4.7223	2.270000	1.91 to 2.00	3	55,158,153.99	10.13%	59	5.0154	1.976072
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	73,599,601.68	13.51%	57	5.6081	2.140867
Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366	2.26 to 2.50	1	37,250,000.00	6.84%	57	4.7223	2.270000
							2.51 or greater	6	48,029,702.66	8.82%	19	4.4960	3.654373
							Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	33,719,003.89	6.19%	57	5.3572	NAP
							Defeased	11	33,719,003.89	6.19%	57	5.3572	NAP
Alaska	1	13,070,843.55	2.40%	56	5.5015	2.080000
							Industrial	2	2,532,596.85	0.47%	59	4.8530	1.980000
California	3	39,536,031.12	7.26%	58	5.3044	1.815704
							Lodging	7	96,722,415.75	17.76%	57	5.7291	1.770786
Colorado	1	30,000,000.00	5.51%	(4)	3.8511	4.260000
							Mixed Use	3	30,753,032.50	5.65%	57	5.5542	1.109274
Delaware	1	30,000,000.00	5.51%	55	4.2775	1.790000
							Mobile Home Park	4	3,970,873.43	0.73%	58	5.7900	1.570000
Florida	5	67,366,675.31	12.37%	57	5.8724	2.034670
							Multi-Family	8	33,643,253.21	6.18%	57	5.5805	1.558074
Georgia	2	23,345,653.99	4.29%	58	5.4988	2.110071
							Office	11	143,019,270.32	26.26%	45	4.7285	2.491027
Indiana	1	7,287,062.98	1.34%	58	5.3165	1.500000
							Other	1	3,595,569.42	0.66%	58	5.8942	2.660000
Kansas	1	6,490,377.13	1.19%	57	5.3070	0.230000
							Retail	15	180,266,968.14	33.10%	57	5.1303	1.723439
Kentucky	1	2,708,381.25	0.50%	59	4.8530	1.980000
							Self Storage	2	16,405,183.77	3.01%	58	5.4103	2.100003
Louisiana	1	9,202,932.01	1.69%	56	5.2700	1.740000
							Totals	64	544,628,166.95	100.00%	54	5.2139	1.901366
Maryland	3	20,269,423.20	3.72%	56	5.1587	1.992916

Massachusetts	1	33,976,866.72	6.24%	58	5.3568	1.800000

Minnesota	4	37,250,000.00	6.84%	57	4.7223	2.270000

Missouri	3	19,354,223.49	3.55%	57	5.2535	1.449432

Montana	1	1,595,080.35	0.29%	59	4.8530	1.980000

Nebraska	1	34,888,295.82	6.41%	58	5.2100	1.740000

Nevada	1	5,579,122.24	1.02%	58	5.7650	1.370000

New Hampshire	1	9,808,963.36	1.80%	57	4.9400	2.100000

New York	7	25,665,241.95	4.71%	58	5.5227	0.901355

Pennsylvania	1	2,031,285.60	0.37%	59	4.8530	1.980000

South Carolina	3	33,895,836.49	6.22%	57	5.3025	1.591530

Texas	10	57,586,866.83	10.57%	58	5.3677	1.598302

Totals	64	544,628,166.95	100.00%	54	5.2139	1.901366

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP	Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP
	4.7500% or less	5	97,250,000.00	17.86%	38	4.3163	2.735810	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 4.9500%	4	63,369,317.63	11.64%	58	4.8762	1.976714	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9501% to 5.1500%	2	31,178,410.17	5.72%	55	4.9993	1.707848	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1501% to 5.3500%	7	88,118,276.16	16.18%	58	5.2611	1.753075	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.3501% to 5.5500%	11	111,431,074.47	20.46%	58	5.4404	1.522474	49 months or greater	43	510,909,163.06	93.81%	54	5.2045	1.918178
	5.5501% to 5.7500%	3	20,565,724.94	3.78%	57	5.6592	1.685512	Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366
	5.7501% to 5.9500%	7	38,436,179.46	7.06%	58	5.8361	1.686114
	5.9501% or greater	4	60,560,180.23	11.12%	57	6.0080	1.846856
	Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP	Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP
	88 months or less	43	510,909,163.06	93.81%	54	5.2045	1.918178	Interest Only	10	168,587,500.00	30.95%	46	4.6197	2.424432
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	33	342,321,663.06	62.85%	57	5.4924	1.668857
	Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	33,719,003.89	6.19%	57	5.3572	NAP			No outstanding loans in this group
Underwriter's Information		2	41,220,873.43	7.57%	57	4.8252	2.202568
	12 months or less	36	400,579,195.59	73.55%	53	5.2535	1.908901
	13 months to 24 months	2	11,713,250.49	2.15%	58	5.8603	0.820124
	25 months or greater	3	57,395,843.55	10.54%	58	5.0007	2.002773
	Totals	47	544,628,166.95	100.00%	54	5.2139	1.901366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30315265	Various Various		Various	Actual/360	4.853%	143,443.22	0.00	0.00	N/A	12/01/28	--	34,325,000.00	34,325,000.00	12/01/23
1A3	30315266				Actual/360	4.853%	41,789.72	0.00	0.00	N/A	12/01/28	--	10,000,000.00	10,000,000.00	12/01/23
3	30315267	OF	St Paul	MN	Actual/360	4.722%	151,474.33	0.00	0.00	N/A	10/05/28	--	37,250,000.00	37,250,000.00	01/05/24
4A1	30315268	OF	Lawrence	MA	Actual/360	5.357%	67,245.21	16,579.90	0.00	N/A	11/06/28	--	14,578,094.21	14,561,514.31	01/06/24
4A2	30315269				Actual/360	5.357%	67,245.21	16,579.90	0.00	N/A	11/06/28	--	14,578,094.21	14,561,514.31	01/06/24
4A5	30315270				Actual/360	5.357%	22,415.07	5,526.63	0.00	N/A	11/06/28	--	4,859,364.83	4,853,838.20	01/06/24
5	30315271	RT	Gretna	NE	Actual/360	5.210%	156,682.73	35,722.35	0.00	N/A	11/01/28	--	34,924,018.17	34,888,295.82	01/01/24
6A1	30501670	LO	Miami Beach	FL	Actual/360	5.970%	128,284.25	21,121.53	0.00	N/A	10/06/28	--	24,953,980.37	24,932,858.84	01/06/24
6A3	30501714				Actual/360	5.970%	38,485.28	6,336.45	0.00	N/A	10/06/28	--	7,486,194.12	7,479,857.67	01/06/24
7A2	30501450	OF	Denver	CO	Actual/360	3.851%	66,324.50	0.00	0.00	N/A	09/06/23	--	20,000,000.00	20,000,000.00	01/06/24
7A4	30501452				Actual/360	3.851%	16,581.13	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	01/06/24
7A5	30501453				Actual/360	3.851%	16,581.13	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	01/06/24
8	30315275	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	01/01/24
10A1	30501706	RT	Various	Various	Actual/360	5.446%	89,849.67	23,031.45	0.00	N/A	11/06/28	--	19,159,301.30	19,136,269.85	01/06/24
11	30315277	LO	Greenville	SC	Actual/360	4.990%	71,941.96	39,019.48	0.00	N/A	08/06/28	--	16,742,584.71	16,703,565.23	01/06/24
12	30501710	LO	Jacksonville	FL	Actual/360	6.072%	87,112.26	32,545.65	0.00	N/A	11/06/28	--	16,659,687.46	16,627,141.81	01/06/24
13	30315278	RT	Silver Spring	MD	Actual/360	5.010%	62,524.94	18,090.00	0.00	N/A	08/06/28	--	14,492,934.94	14,474,844.94	01/06/24
14	30501491	LO	Juneau	AK	Actual/360	5.502%	62,055.58	28,228.45	0.00	N/A	09/06/28	--	13,099,072.00	13,070,843.55	12/06/20
15	30315279	RT	North Charleston	SC	Actual/360	5.530%	64,823.26	16,070.26	0.00	N/A	11/06/28	--	13,612,772.10	13,596,701.84	01/06/24
16	30315280	MU	Brewster	NY	Actual/360	5.410%	63,486.34	15,215.38	0.00	N/A	12/01/28	--	13,627,739.45	13,612,524.07	01/01/24
17	30501799	MF	Odessa	TX	Actual/360	6.022%	59,858.72	22,720.30	0.00	N/A	11/06/28	--	11,543,042.21	11,520,321.91	01/06/24
18	30501717	SS	Marietta	GA	Actual/360	5.342%	57,558.20	0.00	0.00	N/A	11/05/28	--	12,512,500.00	12,512,500.00	01/05/24
19	30501759	LO	Clearwater	FL	Actual/360	5.738%	53,272.53	10,781,609.47	0.00	N/A	11/06/28	--	10,781,609.47	0.00	01/06/24
20	30315281	MU	Turlock	CA	Actual/360	5.770%	55,420.38	13,591.21	0.00	N/A	10/06/28	--	11,154,099.64	11,140,508.43	01/06/24
21	30315282	RT	Stockton	CA	Actual/360	5.550%	52,375.62	11,854.01	0.00	N/A	12/01/28	--	10,959,152.30	10,947,298.29	01/01/24
22	30315283	RT	Waycross	GA	Actual/360	5.680%	53,042.56	11,530.84	0.00	N/A	10/06/28	--	10,844,684.83	10,833,153.99	01/06/24
23	30315284	RT	West Lebanon	NH	Actual/360	4.940%	41,782.39	13,199.80	0.00	N/A	10/01/28	--	9,822,163.16	9,808,963.36	01/01/24
24	30501619	RT	Kansas City	MO	Actual/360	5.363%	43,385.64	12,538.57	0.00	N/A	09/06/28	--	9,394,090.49	9,381,551.92	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30501788	RT	Tomball	TX	Actual/360	5.313%	42,317.36	13,290.76	0.00	N/A	11/06/28	--	9,250,398.98	9,237,108.22	01/06/24
27	30315286	RT	Metairie	LA	Actual/360	5.270%	41,824.77	13,519.54	0.00	N/A	09/06/28	--	9,216,451.55	9,202,932.01	01/06/24
28	30315287	RT	Seguin	TX	Actual/360	4.920%	39,184.22	13,478.14	0.00	N/A	09/01/28	--	9,248,832.41	9,235,354.27	01/01/24
29	30315288	MF	Jacksonville	FL	Actual/360	5.204%	38,086.73	0.00	0.00	N/A	10/06/28	--	8,500,000.00	8,500,000.00	01/06/24
30	30501278	OF	Various	GA	Actual/360	5.029%	34,452.19	8,636.91	0.00	N/A	07/06/28	--	7,955,181.05	7,946,544.14	01/06/24
31	30501789	RT	Indianapolis	IN	Actual/360	5.316%	33,405.34	9,710.22	0.00	N/A	11/06/28	--	7,296,773.20	7,287,062.98	01/06/24
32	30501661	MF	Kansas City	KS	Actual/360	5.307%	29,697.47	8,092.81	0.00	N/A	10/06/28	--	6,498,469.94	6,490,377.13	01/06/24
33	30501805	LO	College Station	TX	Actual/360	5.947%	31,452.85	7,773.64	0.00	N/A	11/06/28	--	6,141,901.89	6,134,128.25	01/06/24
34	30501738	LO	Fort Pierce	FL	Actual/360	5.896%	30,166.84	7,599.65	0.00	N/A	11/06/28	--	5,941,732.89	5,934,133.24	01/06/24
35	30315289	LO	Port Lavaca	TX	Actual/360	5.640%	28,400.88	7,925.16	0.00	N/A	10/06/28	--	5,847,812.34	5,839,887.18	01/06/24
36	30501337	MU	Brooklyn	NY	Actual/360	5.481%	28,317.47	0.00	0.00	N/A	08/06/28	--	6,000,000.00	6,000,000.00	01/06/24
37	30315290	RT	Henderson	NV	Actual/360	5.765%	27,732.90	7,338.67	0.00	N/A	11/01/28	--	5,586,460.91	5,579,122.24	01/01/24
38	30315291	RT	Various	MD	Actual/360	5.530%	27,619.28	5,421.74	0.00	N/A	12/01/28	--	5,800,000.00	5,794,578.26	01/01/24
39	30315292	MF	Independence	MO	Actual/360	5.440%	23,686.36	5,677.05	0.00	N/A	10/06/28	--	5,056,386.77	5,050,709.72	01/06/24
40	30315293	MH	Various	NY	Actual/360	5.790%	19,822.02	4,794.87	0.00	N/A	11/01/28	--	3,975,668.30	3,970,873.43	01/01/24
41	30315294	SS	Haines City	FL	Actual/360	5.630%	18,897.61	5,293.22	0.00	N/A	10/01/28	--	3,897,976.99	3,892,683.77	01/01/24
42	30501720	98	Santee	SC	Actual/360	5.894%	18,286.22	7,227.76	0.00	N/A	11/06/28	--	3,602,797.18	3,595,569.42	01/06/24
43	30315295	LO	Jacksonville	FL	Actual/360	5.600%	17,291.94	7,511.01	0.00	N/A	11/06/28	--	3,585,886.57	3,578,375.56	01/06/24
44	30315296	IN	King of Prussia	PA	Actual/360	5.370%	14,158.48	4,030.46	0.00	N/A	11/06/28	--	3,061,844.80	3,057,814.34	01/06/24
45	30315297	MF	City of Rome	NY	Actual/360	5.870%	10,535.64	2,471.16	0.00	N/A	11/06/28	--	2,084,315.61	2,081,844.45	01/06/24
Totals							2,500,880.48	11,280,904.40	0.00				555,909,071.35	544,628,166.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,655,913.88	9,554,823.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,436,299.77	8,691,844.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	44,058,100.30	43,415,971.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,270,859.40	2,272,146.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,289,097.85	2,452,594.58	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,593,100.38	8,823,361.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	08/11/23	0.00	33,156.90	90,099.83	3,306,288.96	422,390.60	0.00
15	1,428,557.36	1,476,135.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	526,140.21	691,664.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,235,521.96	1,716,226.54	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,544,152.91	1,544,239.31	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,981,988.81	0.00	--	--	06/12/23	0.00	0.00	0.00	0.00	0.00	0.00
20	1,580,773.28	1,569,089.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,257,126.74	1,303,401.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,563,843.61	1,615,641.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,053,592.28	1,441,264.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,436,543.66	2,501,907.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,061,724.79	1,198,777.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,204,556.62	1,201,237.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,271,937.34	1,234,113.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	24,085.90	0.00
29	1,190,690.21	1,186,315.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	906,852.40	833,269.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	(26,203.79)	136,255.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	213,431.46	0.00	--	--	--	0.00	0.00	0.00	0.00	30,867.90	0.00
34	1,134,256.93	1,436,714.10	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,321,765.82	635,397.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	339,955.11	317,492.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	586,932.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	736,709.45	768,708.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	450,431.74	133,412.93	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	534,132.84	533,860.50	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	546,869.91	485,850.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	919,413.03	826,939.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	200,187.36	208,355.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A2	2,337,837.00	11,959,385.00	--	--	--	0.00	0.00	143,110.69	143,110.69	0.00	0.00
1A3	2,337,837.00	11,959,385.00	--	--	--	0.00	0.00	41,692.85	41,692.85	0.00	0.00
4A1	7,375,864.00	10,031,139.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	7,375,864.00	10,031,139.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	7,375,864.00	10,031,139.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	4,173,748.44	5,656,920.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	4,173,748.44	5,656,920.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	14,092,581.69	13,100,195.65	01/01/23	09/30/23	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
7A4	14,092,581.69	13,100,195.65	01/01/23	09/30/23	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
7A5	14,092,581.69	13,100,195.65	01/01/23	09/30/23	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
Totals	178,933,763.66	204,833,630.37				0.00	33,156.90	274,903.37	3,491,092.50	477,344.40	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	30501759	10,759,476.23	Payoff w/ yield maintenance	0.00	859,369.79
Totals		10,759,476.23		0.00	859,369.79
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	1	13,070,843.55	0	0.00	0	0.00	1	3,595,569.42	0	0.00	1	10,759,476.23	5.213922%	5.195877%	54
12/15/23	0	0.00	0	0.00	2	23,880,681.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224322%	5.206313%	55
11/17/23	0	0.00	0	0.00	2	23,934,511.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224595%	5.206587%	56
10/17/23	0	0.00	0	0.00	2	23,984,373.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224836%	5.206829%	57
09/15/23	0	0.00	0	0.00	2	24,037,721.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225062%	5.207057%	58
08/17/23	0	0.00	1	10,872,460.68	1	13,214,626.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225265%	5.207261%	59
07/17/23	1	10,894,038.40	0	0.00	1	13,242,176.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225466%	5.207464%	60
06/16/23	0	0.00	0	0.00	1	13,271,615.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225692%	5.207691%	61
05/17/23	0	0.00	0	0.00	1	13,298,897.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225893%	5.207894%	62
04/17/23	0	0.00	0	0.00	1	13,328,078.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.226116%	5.208118%	63
03/17/23	0	0.00	0	0.00	1	13,355,093.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.226315%	5.208318%	64
02/17/23	0	0.00	0	0.00	1	13,388,090.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.226581%	5.208585%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
1A2	30315265	12/01/23	0	B	143,110.69	143,110.69	0.00		34,325,000.00
1A3	30315266	12/01/23	0	B	41,692.85	41,692.85	0.00		10,000,000.00
14	30501491	12/06/20	36	6	90,099.83	3,306,288.96	1,268,769.48		14,071,553.61	06/26/20	3
Totals					274,903.37	3,491,092.50	1,268,769.48		58,396,553.61
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	30,000,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		514,628,167	501,557,323	13,070,844		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	544,628,167	531,557,323	0	0	13,070,844	0
Dec-23	555,909,071	532,028,390	0	0	23,880,681	0
Nov-23	556,480,612	502,546,100	0	30,000,000	23,934,512	0
Oct-23	556,991,503	533,007,129	0	0	23,984,373	0
Sep-23	557,485,464	503,447,743	0	0	54,037,721	0
Aug-23	557,929,397	533,842,310	0	10,872,461	13,214,626	0
Jul-23	558,371,245	534,235,030	10,894,038	0	13,242,177	0
Jun-23	558,849,414	545,577,798	0	0	13,271,616	0
May-23	559,278,531	545,979,633	0	0	13,298,898	0
Apr-23	559,752,569	546,424,491	0	0	13,328,078	0
Mar-23	560,177,437	546,822,343	0	0	13,355,094	0
Feb-23	560,741,576	547,353,485	0	0	13,388,091	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7A2	30501450	20,000,000.00	20,000,000.00	131,100,000.00	11/07/23	12,959,464.65	4.26000	09/30/23	09/06/23	I/O
7A4	30501452	5,000,000.00	5,000,000.00	131,100,000.00	11/07/23	12,959,464.65	4.26000	09/30/23	09/06/23	I/O
7A5	30501453	5,000,000.00	5,000,000.00	131,100,000.00	11/07/23	12,959,464.65	4.26000	09/30/23	09/06/23	I/O
14	30501491	13,070,843.55	14,071,553.61	22,000,000.00	06/26/23	2,252,072.25	2.08000	12/31/21	09/06/28	235
19	30501759	0.00	-	16,200,000.00	04/25/23	1,833,124.81	2.03000	09/30/22	11/06/28	237
Totals		43,070,843.55	44,071,553.61	431,500,000.00		42,963,591.01

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7A2	30501450	OF	CO	08/29/23	98

01/05/2024: Loan transferred to Special Servicing 08/29/2023 due to imminent maturity default. Borrower delivered notice to Midland that the loan would not pay off at maturity on 09/06/2023 and requested a transfer to Special Servicing to negotiate a resolution. Collateral is a 703,654 sq. ft. office building located at 1670 Broadway in Denver, Colorado. The subject property consists of 36 floors, multi-tenanted, and connected to a 518-space parking structure. The improvements were originally complete d in 1980 have undergone extensive renovations over the years. The property is partly encumbered by a ground lease. Lender has given the Borrower a proposal for extending the loan.

7A4	30501452	Various	Various	08/29/23	98

01/05/2024: Loan transferred to Special Servicing 08/29/2023 due to imminent maturity default. Borrower delivered notice to Midland that the loan would not pay off at maturity on 09/06/2023 and requested a transfer to Special Servicing to negotiate a resolution. Collateral is a 703,654 sq. ft. office building located at 1670 Broadway in Denver, Colorado. The subject property consists of 36 floors, multi-tenanted, and connected to a 518-space parking structure. The improvements were originally completed in 1980 have undergone extensive renovations over the years. The property is partly encumbered by a ground lease. Lender has given the Borrower a proposal for extending the loan.

7A5	30501453	Various	Various	08/29/23	98

01/05/2024: Loan transferred to Special Servicing 08/29/2023 due to imminent maturity default. Borrower delivered notice to Midland that the loan would not pay off at maturity on 09/06/2023 and requested a transfer to Special Servicing to negotiate a resolution. Collateral is a 703,654 sq. ft. office building located at 1670 Broadway in Denver, Colorado. The subject property consists of 36 floors, multi-tenanted, and connected to a 518-space parking structure. The improvements were originally complete d in 1980 have undergone extensive renovations over the years. The property is partly encumbered by a ground lease. Lender has given the Borrower a proposal for extending the loan.

14	30501491	LO	AK	06/26/20	3

1/11/2024 - The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Performance during the summer months of 2021 and 2022 improved significantly over 2020. Special Servicer initiated the foreclosure process and

	Borrower fil ed Bankruptcy in May 2023 and litigation is ongoing.

19	30501759	LO	FL	10/04/19	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	30315278	15,000,000.00	5.01000%	15,000,000.00 5.01000%		8	06/01/20	06/05/20	06/08/20
19	30501759	0.00	5.73800%	0.00	5.73800%	10	03/22/22	03/22/22	06/06/22
42	30501720	0.00	5.89420%	0.00	5.89420%	8	12/23/23	12/23/23	01/11/24
Totals		15,000,000.00		15,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30315276 01/18/23	20,172,224.32	26,480,000.00	20,691,529.36	2,198,864.56	20,631,027.59	18,432,163.03	1,740,061.29	0.00	34,908.35	1,705,152.94	8.11%
25	30315285 08/17/22	9,522,177.63	9,300,000.00	7,760,790.65	1,485,421.88	7,760,790.65	6,275,368.77	3,246,808.86	0.00	142,648.57	3,104,160.29	31.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,694,401.95	35,780,000.00	28,452,320.01	3,684,286.44	28,391,818.24	24,707,531.80	4,986,870.15	0.00	177,556.92	4,809,313.23

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	30315276	06/16/23	0.00	0.00	1,705,152.94	0.00	0.00	(34,908.35)	0.00	0.00	1,705,152.94
		01/18/23	0.00	0.00	1,740,061.29	0.00	0.00	1,740,061.29	0.00	0.00
25	30315285	07/17/23	0.00	0.00	3,104,160.29	0.00	0.00	(1,343.50)	0.00	0.00	3,104,160.29
		06/16/23	0.00	0.00	3,104,160.29	0.00	0.00	(141,305.07)	0.00	0.00
		08/17/22	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,809,313.23	0.00	0.00	4,809,313.23	0.00	0.00	4,809,313.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6A1	0.00	0.00	0.00	0.00	1,494.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	0.00	0.00	448.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A2	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A4	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A5	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	(250,333.33)	0.00	0.00	0.00	0.00	0.00	(29.09)	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(57.91)	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.79	0.00	0.00	0.00
Total	0.00	0.00	(238,874.99)	0.00	1,942.28	0.00	0.00	0.00	(85.21)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(237,017.92)

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Supplemental Notes
None

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